Taxation (Effective Tax Rate) (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
		Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 05, 2018
Taxation [Line Items]
Statutory Rate:			25.00%	35.00%	35.00%
Effect of tax holidays applicable to subsidiaries and consolidated VIEs	[1]		35.00%	9.00%	33.00%
Tax differential from statutory rate applicable to the subsidiaries and the consolidated VIEs			4.00%	(11.00%)	(3.00%)
Effect of withholding taxes	[2]		(65.00%)	(2.00%)	(4.00%)
Changes in valuation allowance for deferred tax assets			(69.00%)	(57.00%)	(91.00%)
Others			(4.00%)	(2.00%)	8.00%
Effective Tax Rate			(74.00%)	(28.00%)	(22.00%)
Additional withholding income taxes		$ 47.0
Special cash dividend						$ 500.0
Thereafter tax years [Member]
Taxation [Line Items]
Statutory Rate:			21.00%
Prior tax years [Member]
Taxation [Line Items]
Statutory Rate:				35.00%

[1]	The reversal of income tax for preferential income tax rates that Changyou's and Sogou's subsidiaries and VIEs were entitled to as KNSEs or Software Enterprises for 2016, 2017 and 2018 was included in the "Effect of tax holidays applicable to subsidiaries and consolidated VIEs" in the above table.
[2]	The change was mainly due to additional income withholding tax of $47 million that was recognized in the first quarter of 2018 due to a revised policy for Changyou's PRC subsidiaries with respect to their distribution of cash dividends. The revised policy was adopted to facilitate the distribution of a special cash dividend in the aggregate amount of approximately $500.0 million that was declared by Changyou's Board of Directors on April 5, 2018.